Postemployment benefit plans (Details 7) $ in Millions	12 Months Ended
Dec. 31, 2015 USD ($)
U.S. Pension Benefits
Expected cash flow for pension and other Postretirement benefit plans
Employer contribution expected for 2016	$ 30
Expected benefit payments for 2016	990
Expected benefit payments for 2017	990
Expected benefit payments for 2018	980
Expected benefit payments for 2019	980
Expected benefit payments for 2020	980
Expected benefit payments from 2021-2025	4,890
Total expected benefit payments	9,810
Non-U.S. Pension Benefits
Expected cash flow for pension and other Postretirement benefit plans
Employer contribution expected for 2016	120
Expected benefit payments for 2016	220
Expected benefit payments for 2017	170
Expected benefit payments for 2018	170
Expected benefit payments for 2019	170
Expected benefit payments for 2020	170
Expected benefit payments from 2021-2025	990
Total expected benefit payments	1,890
Other Postretirement Benefits
Expected cash flow for pension and other Postretirement benefit plans
Employer contribution expected for 2016	200
Expected benefit payments for 2016	310
Expected benefit payments for 2017	320
Expected benefit payments for 2018	310
Expected benefit payments for 2019	310
Expected benefit payments for 2020	300
Expected benefit payments from 2021-2025	1,480
Total expected benefit payments	3,030
Other postretirement benefits, Medicare Part D subsidy expected
Other postretirement benefits, Medicare Part D subsidy expected in 2016	15
Other postretirement benefits, Medicare Part D subsidy expected in 2017	15
Other postretirement benefits, Medicare Part D subsidy expected in 2018	20
Other postretirement benefits, Medicare Part D subsidy expected in 2019	20
Other postretirement benefits, Medicare Part D subsidy expected in 2020	20
Other postretirement benefits, Medicare Part D subsidy expected from 2021-2025	100
Total expected Medicare D subsidy receipts	$ 190